Inventories - Schedule of Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Finished goods	$ 353,651	$ 800,435
Raw materials and purchased parts	186,556	409,457
Work-in-process	100,464	197,976
Total inventories	$ 640,671	$ 1,407,868